Net Income Per Ordinary Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Net Income Per Ordinary Share
16. NET INCOME PER ORDINARY SHARE
The following table sets forth the basic and diluted net income per ordinary share computation and provides a reconciliation of the numerator and denominator for the years presented:

	Year ended December 31,
	2020	2021	2022
	US$	US$	US$
Numerator:
Net income	37,455	29,257	23,972
Net income attributable to preferred shareholders	(24,344)	(18,777)	(8,352)
Accretion of Series E Preferred Shares	(152)	(1,500)	(941)

Net income per ordinary share calculation	12,959	8,980	14,679

Denominator:
Weighted average number of ordinary shares outstanding- Basic and diluted	9,495,844	10,248,079	24,412,314

Net income per ordinary share attributable to ordinary shareholders
- basic and diluted	1.36	0.88	0.60
Prior to the completion of IPO
The ordinary shares issued and outstanding, including
4,765,903
ordinary shares that the Company issued to the Trust Holdcos for the purpose of issuing shares to grantees upon their exercise of share-based awards (disclosed in the Note 12), are included in determining weighted average number of ordinary shares and the calculation of basic net income per ordinary share, as they are entitled to dividend right as ordinary shareholders.

For the years ended December 31, 2020, and 2021 and the period from January 1, 2022 to August 17, 2022, all outstanding share-based awards are not included in the calculation of basic or diluted net income per ordinary share, as the issuance of such awards is contingent upon a qualified IPO within expiration period, which was not satisfied as of respective period ends. During the years ended December 31, 2020, and 2021 and the period from January 1, 2022 to August 17, 2022, the Preferred Shares were excluded from the calculation of diluted earnings per ordinary share as their inclusion would have been anti-dilutive.
After IPO
When the IPO was consummated on August 17, 2022, the issued and outstanding 21,427,975 Series A, B, C, D and E Preferred Shares were converted into the Company’s ordinary shares at a par value of US$
0.05 per share on a one-for-one-basis (disclosed in the Note 12). Since then, the shares were included in the calculation of basic net income per ordinary share on a weighted average basis. In addition, the restricted shares granted to the non-employee service provider, which vested on November 18, 2022 immediately after the grants (disclosed in the Note 13) were included in the calculation of basic earnings per share on a weighted average basis.
For the period after the IPO to December 31, 2022,
the 29,400
Class A ordinary shares to be issued to the Underwriter upon the exercise of the warrant (disclosed in the Note 14), and the 69,034
unvested restricted shares with the exercise price of US$7.48 per share (disclosed in the Note 13) are not included in the calculation of dilutive net income per ordinary share under the treasury stock method, as their exercise prices are higher than the fair market value of the Company’s ordinary shares as at December 31, 2022, representing out-of-the-money impact from the holder’s perspective.